Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,630	$ 5,167	$ 5,287
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	186	196	193
Deferred income taxes, net	(43)	6	7
Accrued severance pay	46	46	41
Unrealized loss (gain) from marketable securities	(11)	(8)	34
Realized loss on sale of marketable securities, net			11
Employees share-based compensation	252	281	258
Changes in operating asset and liability items:
Increase in accounts receivable, net	(4)	(549)	(666)
Decrease (increase) in other current assets	42	(244)	(149)
Decrease (increase) in prepaid expenses	101	(108)	(45)
Increase (decrease) in accounts payable	(173)	20	139
Decrease in other current liabilities and accruals	(264)	(243)	(265)
Change in operation lease liability	12	12	(71)
Decrease in deferred revenues	(660)	(476)	(216)
Net cash provided by operating activities	4,114	4,100	4,558
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities, net			(11)
Purchase of property and equipment	(10)	(64)	(130)
Severance pay funds	(55)	(53)	(61)
Proceeds from redemption of (investment in) short-term bank deposits	2,356	(1,424)	2,031
Net cash provided by (used in) investing activities	2,291	(1,541)	1,829
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(4,868)	(4,839)	(5,227)
Net cash used in financing activities	(4,868)	(4,839)	(5,227)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVILENTS	(43)	(27)	(77)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,494	(2,307)	1,083
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,958	5,265	4,182
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	4,452	2,958	5,265
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH ACTIVITIES:
Taxes paid	393	419	413
Interest received	820	579	129
Right-of-use assets recognized with corresponding lease liability	$ 411